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[logo] The Company You Keep(R)           New York Life Insurance Company
                                         51 Madison Avenue, New York, NY 10010
                                         (212) 576-8323 Fax: (212) 447-4268
                                         E-mail: Richard_Bowman@newyorklife.com

                                         Richard P. Bowman
                                         Assistant General Counsel

VIA EDGAR

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  New York Life Insurance and Annuity Corporation
     MFA Separate Account-I
     File Nos. 2-86083 and 811-03831

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, (i) the form of the Prospectus and the Statement of Additional Information dated May 1, 2004, that Registrant would have filed pursuant to Rule 497(c) would not have dif-fered from that filed on April 5, 2004 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 5, 2004.

If you have any questions regarding the foregoing, please contact me at (212) 576-8323.

Very truly yours,

/s/ Richard P. Bowman
---------------------
Richard P. Bowman
Assistant General Counsel

                                        NYLIFE for Financial Products & Services